ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS - Movement of allowance for doubtful accounts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Movement in allowance for doubtful accounts:
Balance as of the beginning of the year	¥ 0
Additions charged to bad debt expense	4,842
Balance as of the end of the year	¥ 4,842